INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table presents summarized financial information for the joint ventures for the three and nine months ended September 30, 2022 and as of September 30, 2022 and December 31, 2021 (in thousands):

	Modcloth		IPCO
	Nine months ended	Three months ended	Nine months ended	Three months ended
	September 30, 2022	September 30, 2022	September 30, 2022	September 30, 2022
Net revenue	$12,172	$2,822	$18,558	$4,991
Gross margin	5,242	1,245	14,190	3,943
Net loss	(3,642)	(1,111)	(1,767)	(461)

	Modcloth		IPCO
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021
Current assets	$3,878	$5,009	$3,759	$2,596
Long term assets	6,202	6,303	5,672	6,130
Current liabilities	13,379	8,539	7,300	1,699
Long term liabilities	3,292	5,698	—	—

Investments in and Advances to Affiliates [Table Text Block]
The following table summarizes the changes in the ModCloth and IPCO investment Level 3 fair value measurement (in thousands):

	Modcloth	IPCO
Balance as of December 31, 2021	$6,437	$7,133
Change in fair value	(1,940)	45

Balance as of September 30, 2022	$4,497	$7,178

Nogin Inc [Member]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table presents summarized financial information for the joint ventures from formation through December 31, 2021 (in thousands):

	Modcloth	IPCO
Net revenue	$25,486	$133
Gross margin	$9,326	$98
Net loss	$(8,288)	$(8)

Current assets	$5,009	$2,596
Long term assets	$6,303	$6,130
Current liabilities	$8,539	$1,699
Long term liabilities	$5,698	$—

Investments in and Advances to Affiliates [Table Text Block]
The following table summarizes the changes in the ModCloth investment Level 3 fair value measurement (in thousands):

Balance as of January 1, 2020	$—
Contribution	—
Change in fair value	—
Balance as of December 31, 2020	$—
Contribution	1,500
Change in fair value	4,937

Balance as of December 31, 2021	$6,437